Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2024
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Net income for purposes of calculating basic and diluted earnings per share	115,907	102,236	86,282

Weighted average shares outstanding	85,068	84,791	84,591
Dilutive effect of employee stock options	505	455	482
Dilutive effect of restricted and performance share units	1,245	1,205	1,127
Weighted average common and common equivalent shares outstanding	86,818	86,451	86,200
Earnings per share
Basic	1.36	1.21	1.02
Diluted	1.34	1.18	1.00